SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Lease liability	$ 2,522
Depreciation expenses right-of-use asset	280
Finance expenses	68
Lease expenses	$ 312
Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Incremental interest rates of lease liability	0.10%
Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Incremental interest rates of lease liability	6.70%